IFRS 7 - Disclosure - Market Risk - Sensitivity of After-tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	$ (2,119)	$ (2,021)	$ (1,832)
NII Sensitivity	1,602	909	890
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	322	803	618
NII Sensitivity	(1,140)	$ (1,282)	$ (1,231)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(114)
NII Sensitivity	723
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(110)
NII Sensitivity	(565)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(2,005)
NII Sensitivity	879
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	432
NII Sensitivity	$ (575)